Other operating income and expense (Tables)	12 Months Ended
Dec. 31, 2019
Other operating income and expense
Other operating income

	Year Ended December 31,
	2019	2018	2017
	(€ in thousands)
Government grant income	21	11	120
Amortization of gain on sale and leaseback transactions	--	119	206
Reimbursement of transaction costs	127	121	254
Gains from foreign exchange transactions	1,657	794	135
Other	338	252	286
Total	2,143	1,297	1,001

Other operating expense

	Year Ended December 31,
	2019	2018	2017
	(€ in thousands)
Impairment loss on trade receivables	60	224	240
Losses from foreign exchange transactions	880	511	1,585
Other	5	16	19
Total	945	751	1,844